Income taxes (Details - Deferred taxes) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax asset
Net operating loss carryforwards	$ 8,310,208	$ 7,514,325
Interest	48,067	45,128
Total deferred income tax asset	8,358,275	7,559,453
Less: valuation allowance	(8,358,275)	(7,559,453)
Total deferred income tax asset	$ 0	$ 0